Dreyfus Premier Investment Fund, Inc.

- Dreyfus Diversified International Fund

-Dreyfus Satellite Alpha Fund

Incorporated herein by reference are the definitive versions of the above-referenced funds’ prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 14, 2014 (SEC Accession No. 0000881773-14-000029).